Note 3 - Summary of Significant Accounting Policies (Details Textual) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life			5 years
Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,418,887	4,801,112	5,111,111	4,371,111
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,215,816	4,801,112